Allianz Global Investors Solutions 2055 Fund (First Prospectus Summary) | Allianz Global Investors Solutions 2055 Fund
Allianz Global Investors Solutions 2055 Fund
Investment Objective
The Fund seeks capital growth and preservation consistent with its asset allocation as 2055 approaches, and thereafter current income and, secondarily, capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions 2055 Fund	Advisory Fees		Distribution Fee and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional Class	0.05%	[1]	none	0.10%	[1]	0.92%	1.07%	0.37%	[2]	0.70%	[2]
Class P	0.05%	[1]	none	0.15%	[1]	0.92%	1.12%	0.32%	[2]	0.80%	[2]
Administrative Class	0.05%	[1]	0.25%	0.15%	[1]	0.92%	1.37%	0.32%	[2]	1.05%	[2]
[1]	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC ("AGIFM") pursuant to an Administration Agreement between AGIFM and the Trust.
[2]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses after Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.70% for Institutional Class, 0.80% for Class P and 1.05% for Administrative Class.

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower,

the Examples show what your costs would be based on these assumptions. The

Examples are based, for the first year, on Total Annual Fund Operating Expenses

After Expense Reductions and, for all other periods, on Total Annual Fund

Operating Expenses.

Expense Example Allianz Global Investors Solutions 2055 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Institutional Class	72	304
Class P	82	324
Administrative Class	107	402

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in certain affiliated mutual funds and exchange-traded funds (ETFs) sponsored by

Allianz and Pacific Investment Management Company LLC ("PIMCO") (the "Underlying

Funds"). The Fund may invest without limit in Underlying Funds and may invest significantly in one or a small number of the Underlying Funds. Underlying Funds in turn invest in or have exposure to (i) return-generating assets, such as U.S.

and global equities, commodities, real estate, mortgage securities, high yield securities, corporate bonds, emerging market bonds, public securities of infrastructure companies and private equity companies, and alternative investment strategies such as long-short and market neutral strategies and/or (ii) defensive assets, such as Treasury Inflation-Protected Securities ("TIPS"), short-term U.S.

and non-U.S. bonds and core (e.g., investment grade) U.S. and non-U.S. bonds. The

Fund may also invest in ETFs and mutual funds and pooled vehicles other than the

Underlying Funds (together, "Other Acquired Funds"). The Fund does not currently intend to invest more than 10% of its assets in Other Acquired Funds that are not advised by the Manager or its affiliates. The Fund may also invest significantly in other securities and instruments as a complement or adjustment to its exposure to Underlying Funds and Other Acquired Funds. The Sub-Adviser normally seeks to maintain significant economic exposure to a number of countries outside the U.S., and the Fund may have exposure to companies in a broad range of market capitalizations and geographic and industry distributions, as well as to fixed income and convertible instruments with a broad range of credit quality ratings and durations. The Fund may also utilize derivative instruments, such as options,

forwards or futures contracts and swap agreements. The Fund uses an actively-managed strategy and modifies asset allocations over time with the intent of progressively reducing anticipated risk and volatility as the target date of 2055 approaches, and becoming increasingly conservative over time. The chart below illustrates the AGI

Solutions' schedule of target allocations between defensive and return-generating assets as of the date of this Prospectus, according to the number of years remaining to the target retirement date. Upon reaching this target date, the Fund's objective and strategy will change to closely resemble that of the Allianz Global Investors

Solutions Retirement Income Fund, which the Fund is expected to merge into approximately three years after its target date, provided that the Fund's Board of

Trustees determines the transaction is in the best interest of shareholders. The

Retirement Income Fund is intended for investors who have already retired or begun withdrawing portions of their investments, or are seeking a conservative allocation fund, and its objective is to seek current income and, secondarily,

after-inflation capital appreciation. More information about the Fund's asset allocation and portfolio construction strategy, the Retirement Income Fund and the Underlying Funds is available in the Fund's statutory prospectus.

                            Allianz Global Investors Solutions 2055 Fund

 2055 2050 2045 2040 2035 2030 2025 2020 2015 Retirement Income

2012 Risk Allocation

RG 100.00% 100.00% 100.00% 91.81% 72.20% 56.20% 44.40% 35.60% 28.87% 25.00%

DEF 0.00% 0.00% 0.00% 8.19% 27.80% 43.80% 55.60% 64.40% 71.13% 75.00%

The Sub-Adviser's target allocations as of December 2011 are 0.0% in defensive asset groups and 100.0% in return generating categories. The asset allocation will be computed by assigning each underlying investment to the single most representative asset class.

Principal Risks
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and techniques of the Fund's management; factors, risks and performance specific to the Underlying Funds,

Other Acquired Funds, issuers of securities and other instruments in which the

Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them

(Management Risk, Allocation Risk, Underlying Fund and Other Acquired Fund Risks,

Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk).

There is no guarantee that the Fund will provide adequate income at and/or through an investor's retirement and it is possible to lose money on an investment in the Fund near, at, or after the Fund's target date. Other principal risks include: Commodity Risk (commodity-linked derivative instruments may increase volatility); Convertible Securities Risk, Credit Risk, Fixed Income Risk, High

Yield Risk, Interest Rate Risk (convertible and fixed income (debt) securities,

particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default);

Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks,

including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Index Risk (investments in index-linked derivatives are subject to the risks associated with the applicable index); IPO Risk

(securities purchased in initial public offerings have no trading history,

limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Mortgage-Related and other Asset-Backed Risk (investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid,

subordinated or defaulted on); Non-U.S. Investment Risk, Emerging Markets Risk,

Currency Risk (non-U.S. securities markets and issuers may be more volatile,

smaller, less-liquid, less transparent and subject to less oversight,

particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT and Real Estate-Linked Derivatives

Risk (adverse changes in the real estate markets may affect the value of

REIT investments or real estate-linked derivatives); Short Selling Risk (short selling enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss); and Variable Distribution Risk (periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates). Please see "Summary of Principal Risks"

in the Fund's statutory prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
Performance information for the Fund will be available after the Fund completes a full calendar year of operation.